SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-08702

                    Alliance All-Market Advantage Fund, Inc.
               (Exact name of registrant as specified in charter)

                        Alliance Capital Management L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 MARK R. MANLEY
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                              Patricia A. Poglinco
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

                      Date of fiscal year end:  September 30

             Date of reporting period: July 1, 2003 - June 30, 2004

Item 1.  Proxy Voting Record.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08702
Reporting Period: 07/01/2003 - 06/30/2004
Alliance All-Market Advantage Fund, Inc.









=================== ALLIANCE ALL-MARKET ADVANTAGE FUND, INC. ===================


BROADCOM CORP.

Ticker:       BRCM           Security ID:  111320107
Meeting Date: APR 29, 2004   Meeting Type: Annual
Record Date:  MAR 5, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director George L. Farinsky        For       For        Management
1.2   Elect  Director John Major                For       For        Management
1.3   Elect  Director Alan E. Ross              For       For        Management
1.4   Elect  Director Henry Samueli, Ph.D.      For       For        Management
1.5   Elect  Director Robert E. Switz           For       For        Management
1.6   Elect  Director Werner F. Wolfen          For       For        Management
2     Amend Omnibus Stock Plan                  For       Against    Management
3     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

CAREMARK RX, INC.

Ticker:       CMX            Security ID:  141705103
Meeting Date: MAR 22, 2004   Meeting Type: Special
Record Date:  FEB 5, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Increase Authorized Common Stock          For       For        Management
2     Approve Issuance of Stock in Connection   For       For        Management
      with Merger Agreement
3     Increase Authorized Preferred Stock       For       Against    Management
4     Approve Omnibus Stock Plan                For       For        Management
5     Allow Postponement or Adjournment of      For       Against    Management
      Special Meeting


--------------------------------------------------------------------------------

CAREMARK RX, INC.

Ticker:       CMX            Security ID:  141705103
Meeting Date: MAY 4, 2004    Meeting Type: Annual
Record Date:  APR 1, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Edwin M. Banks            For       For        Management
1.2   Elect  Director Colleen C. Welch, Ph.D.   For       For        Management
1.3   Elect  Director Roger L. Headrick         For       For        Management
1.4   Elect  Director Jean-Pierre Millon        For       For        Management


--------------------------------------------------------------------------------

GILEAD SCIENCES, INC.

Ticker:       GILD           Security ID:  375558103
Meeting Date: MAY 25, 2004   Meeting Type: Annual
Record Date:  APR 5, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Paul Berg                 For       Did Not    Management
                                                          Vote
1.2   Elect  Director Etienne F. Davignon       For       Did Not    Management
                                                          Vote
1.3   Elect  Director James M. Denny            For       Did Not    Management
                                                          Vote
1.4   Elect  Director John C. Martin            For       Did Not    Management
                                                          Vote
1.5   Elect  Director Gordon E. Moore           For       Did Not    Management
                                                          Vote
1.6   Elect  Director Nicholas G. Moore         For       Did Not    Management
                                                          Vote
1.7   Elect  Director George P. Shultz          For       Did Not    Management
                                                          Vote
1.8   Elect  Director Gayle E. Wilson           For       Did Not    Management
                                                          Vote
2     Ratify Auditors                           For       Did Not    Management
                                                          Vote
3     Approve Omnibus Stock Plan                For       Did Not    Management
                                                          Vote
4     Increase Authorized Common Stock          For       Did Not    Management
                                                          Vote


--------------------------------------------------------------------------------

JUNIPER NETWORKS, INC.

Ticker:       JNPR           Security ID:  48203R104
Meeting Date: MAY 19, 2004   Meeting Type: Annual
Record Date:  MAR 22, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Pradeep Sindhu            For       Did Not    Management
                                                          Vote
1.2   Elect  Director Robert M. Calderoni       For       Did Not    Management
                                                          Vote
1.3   Elect  Director Kenneth Levy              For       Did Not    Management
                                                          Vote
2     Ratify Auditors                           For       Did Not    Management
                                                          Vote


--------------------------------------------------------------------------------

MARVELL TECHNOLOGY GROUP LTD

Ticker:       MRVL           Security ID:  G5876H105
Meeting Date: MAY 28, 2004   Meeting Type: Annual
Record Date:  APR 14, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Dr. John M. Cioffi, Phd   For       Did Not    Management
                                                          Vote
1.2   Elect  Director Dr. Paul R. Gray, Ph.D.   For       Did Not    Management
                                                          Vote
1.3   Elect  Director Douglas King              For       Did Not    Management
                                                          Vote
2     Ratify Auditors                           For       Did Not    Management
                                                          Vote
3     TO AUTHORIZE THE BOARD OF DIRECTORS TO    For       Did Not    Management
      FIX THE AUDITORS REMUNERATION FOR THE               Vote
      2005 FISCAL YEAR ENDING JANUARY 29, 2005.
4     TO APPROVE AN INCREASE TO THE COMPANY S   For       Did Not    Management
      AUTHORIZED SHARE CAPITAL.                           Vote

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant:  Alliance All-Market Advantage
                                           Fund, Inc.



                              By: Marc O. Mayer*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 26, 2004


*By: /s/ Mark R. Manley
     ------------------
         Mark R. Manley
         Secretary